N-4	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCT C OF VOYA RETIREMENT INSURANCE & ANNUITY Co.
Entity Central Index Key	0000103007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 7% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract, and will be either: (1) the date the individual account was established; or (2) the date the Contract was established.

For example, if you make an early withdrawal from a K-12 Contract, you could pay a surrender charge of up to $7,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see Appendix B to this prospectus).

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transactions. If you take a Contract Loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan;

• Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

•  Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from the Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expense (varies by Contract class)s	1.25%[1,2]	1.75%[1,2]
	Investment options (Portfolio Company fees and expenses)	0.17%[3]	1.64%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.25% for Texas K-12 Contracts and 1.50% for all other Contracts), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) a $50 annual maintenance fee converted to an annual percentage equal to 0.0987235%. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for K-12 Contracts and the maximum amount reflects the higher mortality and expense risk charge for all other Contracts. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2023, and will vary from year to year.
FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Texas K-12	Texas K-12
Lowest Annual Cost Estimate:	Highest Annual Cost Estimate:
$259	$2,713
All Other Contracts	All Other Contracts
Lowest Annual Cost Estimate:	Highest Annual Cost Estimate:
$259	$2,889

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   Fees and expenses of least expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses for the most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 7% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract, and will be either: (1) the date the individual account was established; or (2) the date the Contract was established.

For example, if you make an early withdrawal from a K-12 Contract, you could pay a surrender charge of up to $7,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see Appendix B to this prospectus).

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transactions. If you take a Contract Loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan;

• Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

•  Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from the Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expense (varies by Contract class)s	1.25%[1,2]	1.75%[1,2]
	Investment options (Portfolio Company fees and expenses)	0.17%[3]	1.64%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.25% for Texas K-12 Contracts and 1.50% for all other Contracts), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) a $50 annual maintenance fee converted to an annual percentage equal to 0.0987235%. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for K-12 Contracts and the maximum amount reflects the higher mortality and expense risk charge for all other Contracts. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2023, and will vary from year to year.
FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Texas K-12	Texas K-12
Lowest Annual Cost Estimate:	Highest Annual Cost Estimate:
$259	$2,713
All Other Contracts	All Other Contracts
Lowest Annual Cost Estimate:	Highest Annual Cost Estimate:
$259	$2,889

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   Fees and expenses of least expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses for the most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.75%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.The Base Contract Expenses include (1) the mortality and expense risk charge (1.25% for Texas K-12 Contracts and 1.50% for all other Contracts), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) a $50 annual maintenance fee converted to an annual percentage equal to 0.0987235%See “CHARGES AND FEES – Periodic Fees and Charges.”
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.17%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.64%
Investment Options Footnotes [Text Block]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2023, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Texas K-12	Texas K-12
Lowest Annual Cost Estimate:	Highest Annual Cost Estimate:
$259	$2,713
All Other Contracts	All Other Contracts
Lowest Annual Cost Estimate:	Highest Annual Cost Estimate:
$259	$2,889

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   Fees and expenses of least expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses for the most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Risks [Table Text Block]

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A, APPENDIX B, APPENDIX C and APPENDIX D.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

•  Generally the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;

•  Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•  Not all Fixed Interest Options may be available for current or future investment;

•  There are certain restrictions on transfers from the Fixed Interest Options;

• The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•  The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers.”

Optional Benefit Restrictions [Text Block]

•  We may discontinue or restrict the availability of an optional benefit;

•  Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and

•  If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “THE CONTRACT - Contract Provisions and Limitations – The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options” and “LOANS – Availability.”

Tax Implications [Text Block]

• You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

• There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•  Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•  We pay compensation to broker/dealers whose registered representatives sell the Contract.

• Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

• Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment advisor retained by a participant, and if such charges were reflected, these fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[4]
(as a percentage of amount withdrawn, if applicable)
Texas K-12 Contracts	7.00%
All other Contracts	5.00%
Maximum Loan Fees
Loan Initiation Fee[5]	$125.00
Premium Tax[6]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
[5]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[6]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”

Annual Contract Expenses

	Applicable to Texas K-12 Contracts	Applicable to All Other Contracts
Annual Maintenance Fee[7]	$0.00	$50.00
Base Contract Expenses[9,8] (as a percentage of average Account Value)	1.25%	1.75%

Loan Interest Rate Spread (per annum)[9]	3.00%
Annual Loan Administration Fee[10]	$50.00

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

	Applicable to Texas K-12 Contracts		Applicable to All Other Contracts
	Minimum	Maximum	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.17%	1.64%	0.17%	1.64%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Early Withdrawal Charge[4]
(as a percentage of amount withdrawn, if applicable)
Texas K-12 Contracts	7.00%
All other Contracts	5.00%
Maximum Loan Fees
Loan Initiation Fee[5]	$125.00
Premium Tax[6]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
[5]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[6]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”

Sales Load, Footnotes [Text Block]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
Other Transaction Fee, Maximum [Dollars]	$ 125.00
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “Loans ‒ Things to Consider Before Initiating a Loan.”We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

	Applicable to Texas K-12 Contracts	Applicable to All Other Contracts
Annual Maintenance Fee[7]	$0.00	$50.00
Base Contract Expenses[9,8] (as a percentage of average Account Value)	1.25%	1.75%

Loan Interest Rate Spread (per annum)[9]	3.00%
Annual Loan Administration Fee[10]	$50.00

Administrative Expense, Footnotes [Text Block]	These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
Base Contract Expense, Footnotes [Text Block]	The mortality and expense risk charge, included in the Base Contract Expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. The Base Contract Expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES - Periodic Fees and Charges - Mortality and Expense Risk Charge.”Applicable to Contract Loans, this is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. For Plan Loans, interest will be charged at a rate established by each Plan Sponsor in its Plan Loan agreement. We are not entitled to any interest payments made and all Plan Loan interest payments made by participants shall be deposited into the participant’s retirement plan account for the benefit of the participant. See “Loans ‒ Things to Consider Before Initiating a Loan.”
Optional Benefit Expense, Footnotes [Text Block]	Applicable to Contract Loans, this is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. For Plan Loans, interest will be charged at a rate established by each Plan Sponsor in its Plan Loan agreement. We are not entitled to any interest payments made and all Plan Loan interest payments made by participants shall be deposited into the participant’s retirement plan account for the benefit of the participant. See “Loans ‒ Things to Consider Before Initiating a Loan.”
Other Annual Expense, Footnotes [Text Block]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan administration fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan maintenance, but the fee shall not exceed $50. See “Loans ‒ Things to Consider Before Initiating a Loan.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

	Applicable to Texas K-12 Contracts		Applicable to All Other Contracts
	Minimum	Maximum	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.17%	1.64%	0.17%	1.64%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in Appendix B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;
•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
•	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value.	Standard	No additional fee for this death benefit.

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payment Death Benefit

Death benefit is the greater of:

•   Your Account Value plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•   The sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

		Optional	No additional fee for this benefit.

If Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. (See “Account Value Death Benefit”).

Any advisory fees deducted reduce the amount of this death benefit.

Adjusted Purchase Payment Guaranteed Death Benefit

The death benefit is the greater of (a) or (b), where:

(a)  Is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b)  Is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

		Optional	No additional fee for this benefit.

If the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment.

This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total.

Name of Benefit	(c) Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Optional	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Optional	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value.	Optional	Loan Interest Rate Spread (per annum): 3.00%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract (“Contract Beneficiary”):

•	Under Contracts issued in connection with most types of plans except most voluntary 403(b) and Roth 403(b) plans, the Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”); and
•	Under most group Contracts issued in connection with voluntary 403(b) and Roth 403(b) plans, you may generally designate your own Contract Beneficiary who will normally be your Plan Beneficiary, as well.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Leaving the Account Value invested in the contract is also an available option under some Contracts; however, the Tax Code limits how long the death benefit proceeds may be left in the Contract.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

The various death benefit options that may be made available by the Company under the Contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the Contract (held by the Contract Holder).

Account Value Death Benefit. For most Contracts, the death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX B and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and a payment request in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Return of Purchase Payment Death Benefit. Some Contracts provide a guaranteed death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death. The charge for this guaranteed death benefit, if any, is included within the mortality and expense risk charge applicable under your Contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group Contract. See “CHARGES AND Fees – Periodic Fees and Charges - Mortality and Expense Risk Charge.” For those Contracts, the guaranteed death benefit is the greater of:

•	Your Account Value on the day that Customer Service receives proof of death and a request for payment in Good Order plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
•	The sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

In the event that the Contract Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value as of the next valuation following Customer Service’s receipt of acceptable proof of death and a payment request in Good Order. See the Contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation Account.

There is no additional fee associated with the Return of Purchase Payment Death Benefit Option.

Any advisory fee deducted reduces each of the Account Value and the sum of Purchase Payments on a dollar-for-dollar cash basis, and thus reduces the amount of this death benefit.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain Contracts, the death benefit payable under the Contract will never be less than the amount of adjusted Purchase Payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit, if any, is included within the mortality and expense risk charge applicable under your Contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group Contract. See “CHARGES AND Fees – Periodic Fees and Charges - Mortality and Expense Risk Charge.”

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a completed election form in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. See Appendix B and the Guaranteed Accumulation Account prospectus for further information regarding the market value adjustment.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a completed election form in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted Purchase Payment total above is initially equal to the first Purchase Payment. The adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment, or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current Account Value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

There is no additional fee associated with the Adjusted Purchase Payment Guaranteed Death Benefit Option.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value.	Standard	No additional fee for this death benefit.

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payment Death Benefit

Death benefit is the greater of:

•   Your Account Value plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•   The sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

		Optional	No additional fee for this benefit.

If Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. (See “Account Value Death Benefit”).

Any advisory fees deducted reduce the amount of this death benefit.

Adjusted Purchase Payment Guaranteed Death Benefit

The death benefit is the greater of (a) or (b), where:

(a)  Is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b)  Is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

		Optional	No additional fee for this benefit.

If the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment.

This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total.

Name of Benefit	(c) Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Optional	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Optional	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value.	Optional	Loan Interest Rate Spread (per annum): 3.00%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Optional Benefit Expense, Footnotes [Text Block]	Applicable to Contract Loans, this is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. For Plan Loans, interest will be charged at a rate established by each Plan Sponsor in its Plan Loan agreement. We are not entitled to any interest payments made and all Plan Loan interest payments made by participants shall be deposited into the participant’s retirement plan account for the benefit of the participant. See “Loans ‒ Things to Consider Before Initiating a Loan.”
Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract (“Contract Beneficiary”):

•	Under Contracts issued in connection with most types of plans except most voluntary 403(b) and Roth 403(b) plans, the Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”); and
•	Under most group Contracts issued in connection with voluntary 403(b) and Roth 403(b) plans, you may generally designate your own Contract Beneficiary who will normally be your Plan Beneficiary, as well.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Leaving the Account Value invested in the contract is also an available option under some Contracts; however, the Tax Code limits how long the death benefit proceeds may be left in the Contract.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

The various death benefit options that may be made available by the Company under the Contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the Contract (held by the Contract Holder).

Account Value Death Benefit. For most Contracts, the death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX B and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and a payment request in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Return of Purchase Payment Death Benefit. Some Contracts provide a guaranteed death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death. The charge for this guaranteed death benefit, if any, is included within the mortality and expense risk charge applicable under your Contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group Contract. See “CHARGES AND Fees – Periodic Fees and Charges - Mortality and Expense Risk Charge.” For those Contracts, the guaranteed death benefit is the greater of:

•	Your Account Value on the day that Customer Service receives proof of death and a request for payment in Good Order plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
•	The sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

In the event that the Contract Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value as of the next valuation following Customer Service’s receipt of acceptable proof of death and a payment request in Good Order. See the Contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation Account.

There is no additional fee associated with the Return of Purchase Payment Death Benefit Option.

Any advisory fee deducted reduces each of the Account Value and the sum of Purchase Payments on a dollar-for-dollar cash basis, and thus reduces the amount of this death benefit.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain Contracts, the death benefit payable under the Contract will never be less than the amount of adjusted Purchase Payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit, if any, is included within the mortality and expense risk charge applicable under your Contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group Contract. See “CHARGES AND Fees – Periodic Fees and Charges - Mortality and Expense Risk Charge.”

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a completed election form in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. See Appendix B and the Guaranteed Accumulation Account prospectus for further information regarding the market value adjustment.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a completed election form in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted Purchase Payment total above is initially equal to the first Purchase Payment. The adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment, or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current Account Value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

There is no additional fee associated with the Adjusted Purchase Payment Guaranteed Death Benefit Option.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Operation of Benefit [Text Block]

Death Benefit Options

The various death benefit options that may be made available by the Company under the Contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the Contract (held by the Contract Holder).

Account Value Death Benefit. For most Contracts, the death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX B and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and a payment request in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Return of Purchase Payment Death Benefit. Some Contracts provide a guaranteed death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death. The charge for this guaranteed death benefit, if any, is included within the mortality and expense risk charge applicable under your Contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group Contract. See “CHARGES AND Fees – Periodic Fees and Charges - Mortality and Expense Risk Charge.” For those Contracts, the guaranteed death benefit is the greater of:

•	Your Account Value on the day that Customer Service receives proof of death and a request for payment in Good Order plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
•	The sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

In the event that the Contract Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value as of the next valuation following Customer Service’s receipt of acceptable proof of death and a payment request in Good Order. See the Contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation Account.

There is no additional fee associated with the Return of Purchase Payment Death Benefit Option.

Any advisory fee deducted reduces each of the Account Value and the sum of Purchase Payments on a dollar-for-dollar cash basis, and thus reduces the amount of this death benefit.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain Contracts, the death benefit payable under the Contract will never be less than the amount of adjusted Purchase Payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit, if any, is included within the mortality and expense risk charge applicable under your Contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group Contract. See “CHARGES AND Fees – Periodic Fees and Charges - Mortality and Expense Risk Charge.”

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a completed election form in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. See Appendix B and the Guaranteed Accumulation Account prospectus for further information regarding the market value adjustment.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a completed election form in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted Purchase Payment total above is initially equal to the first Purchase Payment. The adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment, or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current Account Value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

There is no additional fee associated with the Adjusted Purchase Payment Guaranteed Death Benefit Option.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Leaving the Account Value invested in the contract is also an available option under some Contracts; however, the Tax Code limits how long the death benefit proceeds may be left in the Contract.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA28672. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital appreciation.	AMG River Road Mid Cap Value Fund[11] (Class N) Investment Adviser: AMG Funds LLC Subadviser: River Road Asset Management, LLC	1.11%	22.64%	12.22%	7.03%
Seeks long-term capital appreciation.	Alger Responsible Investing Fund[11] (Class A) Investment Adviser: Fred Alger Management, LLC	1.09%	36.73%	16.34%	11.33%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund[11] (Investor Shares) Investment Adviser: Saturna Capital Corporation	0.91%	25.66%	18.68%	14.29%
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund[11] (Investor Shares) Investment Adviser: Saturna Capital Corporation	1.02%	13.55%	12.63%	9.25%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[11]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation and current income.	American Beacon Small Cap Value Fund[12] (Investor Class) Investment Adviser: American Beacon Advisors, Inc. Subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; Brandywine Global Investment Management, LLC; Newton Investment Management North America, LLC	1.12%	16.29%	11.75%	7.08%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund[12] (Investor Class) Investment Adviser: American Century Investment Management, Inc.	0.51%	3.16%	2.72%	1.92%
Seeks to strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.	American Funds® – American Mutual Fund®[12] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.62%	9.34%	10.69%	9.08%
Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.	American Funds® – Capital Income Builder®[12] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.62%	8.93%	7.10%	5.14%

*	Operational Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses .
[12]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund®[13] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.82%	15.65%	7.66%	4.53%
Seeks to achieve long-term growth of capital and income.	American Funds® – Fundamental Investors®[13] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.63%	25.82%	13.48%	10.51%
Seeks to provide long-term capital appreciation.	American Funds® – New World Fund®[13] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.92%	15.81%	8.54%	5.14%
Seeks to provide long-term growth of capital.	American Funds® – SMALLCAP World Fund®[13] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	1.01%	18.90%	10.58%	7.67%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America®[13] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.65%	37.17%	14.87%	11.81%
Seeks long-term capital appreciation.	Ariel Fund[13] (Investor Class) Investment Adviser: Ariel Investments, LLC	0.99%	7.31%	7.91%	4.59%
Seeks maximum long-term capital growth.	Artisan International Fund[13] (Investor Shares) Investment Adviser: Artisan Partners Limited Partnership	1.19%	14.26%	6.84%	3.41%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[13]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.	Ave Maria Rising Dividend Fund[14] Investment Adviser: Schwartz Investment Counsel, Inc.	0.91%	13.19%	12.79%	9.19%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio[14] (Institutional Shares) Investment Adviser: BlackRock Advisors, LLC	0.84%	3.84%	10.56%	11.73%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund[14] (Institutional Shares) Investment Adviser: BlackRock Advisors, LLC	0.75%	12.57%	13.64%	8.60%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	16.82%	10.27%	7.46%
Seeks capital appreciation.	ClearBridge Aggressive Growth Fund14,** (Class I) Investment Adviser: Cohen & Steers Capital Management, Inc.	0.83%	24.03%	8.40%	6.35%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Real Estate Securities Fund, Inc.[14] (Class A) Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10%	12.78%	8.59%	9.03%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	ClearBridge Aggressive Growth Fund will change their name to ClearBridge Growth Fund effective May 1, 2024.
[14]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund[15] (Class A) Investment Adviser: Columbia Management Investment Advisers, LLC	1.13%	10.49%	13.27%	8.41%
Seeks long-term capital growth.	DWS Small Cap Growth Fund[15] (Class S) Investment Adviser: DWS Investment Management Americas, Inc.	1.27%	7.66%	11.32%	8.06%
Seeks long-term growth of capital.	Davis Financial Fund[15] (Class Y) Investment Adviser: Davis Selected Advisers, L.P. Subadviser: Davis Selected Advisers-NY, Inc.	0.72%	10.04%	9.39%	8.10%
Seeks to provide growth of Capital.	Delaware Ivy Science and Technology Fund15,** (Class Y) Investment Adviser: Delaware Management Company	1.00%	41.00%	17.78%	11.51%
Seeks capital appreciation.	Delaware Small Cap Value Fund15,*** (Class A) Investment Adviser: Delaware Management Company	0.86%	9.23%	10.04%	6.74%
Seeks to provide long-term capital growth.	Federated Hermes International Leaders Fund[15] (Institutional Shares) Investment Adviser: Federated Global Investment Management Corp.	0.79%	17.35%	10.56%	4.40%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[15]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
**	Effective December 31, 2024, the Delaware Ivy Science and Technology Fund will merge into the Macquarie Science and Technology Fund.
***	Effective December 31, 2024, the Delaware Small Cap Value Fund merging into Macquarie Small Cap Value Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Fidelity Advisor® New Insights Fund[16] (Class I) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.45%	36.26%	14.65%	11.30%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	33.45%	16.65%	11.61%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[16]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Franklin Biotechnology Discovery Fund[17] (Advisor Class) Investment Adviser: Franklin Advisers, Inc.	0.82%	18.70%	8.59%	6.00%
Seeks high total return. Total return consists of both capital appreciation and current dividend and interest income.	Franklin Natural Resources Fund (Advisor Class) Investment Adviser: Franklin Advisers, Inc.	0.72%	3.03%	8.29%	4.89%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[17]	This Fund is only available to plans offering the Fund prior to July 8, 2014.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund[18] (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	12.75%	11.06%	7.04%
Seeks long-term growth of capital.	Goldman Sachs Mid-Cap Growth Fund[19] (Investor Shares) Investment Adviser: Goldman Sachs Asset Management, L.P.	0.91%	19.12%	13.73%	9.37%
Seeks capital appreciation.	Invesco Developing Markets Fund[19,20] (Class Y) Investment Adviser: Invesco Advisers, Inc.	1.01%	11.40%	2.52%	1.73%
Seeks long-term growth of capital.	Invesco Energy Fund[19] (Class R5) Investment Adviser: Invesco Advisers, Inc.	0.89%	0.63%	11.68%	-1.40%
Seeks total return, comprised of current income and capital appreciation.	Invesco Floating Rate ESG Fund[19] (Class R5) Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Senior Secured Management, Inc.	0.82%	11.97%	5.00%	3.85%
Seeks total return, through growth of capital and current income.	Invesco High Yield Fund[19] (Class R5) Investment Adviser: Invesco Advisers, Inc.	0.72%	9.92%	4.15%	3.36%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[18]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[19]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[20]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Invesco International Small-Mid Company Fund[21,22] (Class Y) Investment Adviser: Invesco Advisers, Inc.	1.11%	7.85%	8.13%	4.16%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund®[21] (Class A) Investment Adviser: Invesco Advisers, Inc.	1.06%	8.18%	10.45%	6.93%
Seeks total return through growth and capital and current income.	Invesco Value Opportunities Fund[21] (Class R5) Investment Adviser: Invesco Advisers, Inc.	0.79%	15.51%	17.18%	9.08%
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.88%	18.13%	13.07%	8.93%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund21, (Class I) Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%	5.04%	11.25%	9.49%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio[21] (Open Shares) Investment Adviser: Lazard Asset Management LLC	1.10%	16.11%	6.46%	2.92%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[21]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[22]	This Fund is only available to plans who have selected the Fund as an investment option prior to April 1, 2016.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.	Lord Abbett Short Duration Income Fund[23] (Class R4) Investment Adviser: Lord, Abbett & Co. LLC	0.58%	5.17%	1.91%	1.92%
Seeks capital appreciation.	MFS® International Intrinsic Value Fund[24] (Class R6) Investment Adviser: Massachusetts Financial Services Company	0.67%	18.05%	8.86%	7.22%
Seeks capital appreciation.	MFS® New Discovery Fund[24] (Class R6) Investment Adviser: Massachusetts Financial Services Company	0.90%	14.44%	10.93%	7.62%
Seeks to maximize long-term total return.	Metropolitan West Total Return Bond Fund[24] (Class M) Investment Adviser: Metropolitan West Asset Management, LLC	0.67%	5.76%	8.94%	5.82%
Seeks total return through a combination of capital appreciation and current income.	PGIM Jennison Utility Fund[24,25] (Class Z) Investment Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	0.55%	-3.62%	8.24%	7.79%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[23]	This Fund is available to the general public in addition to being available through variable annuity – contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[24]	This Fund is only available to plans offering the Fund on or before October 16, 2017.
[25]	Effective on or about June 1, 2018, Class Z shares of the PGIM Jennison Utility Fund were closed to investments by new group retirement plans. Existing plans may keep their investment in Class Z and may continue to make additional purchases or exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund®[26] (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	1.48%	-7.85%	8.55%	-0.80%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.84%	3.67%	3.16%	2.25%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM[26] (Investor Shares) Investment Adviser: Parnassus Investments	0.82%	24.93%	15.48%	11.63%
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Total Return Bond Fund[26] (Class N) Investment Adviser: TCW Investment Management Company	0.70%	4.85%	-0.06%	1.05%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund[26] (Class A) Investment Adviser: Franklin Advisers, Inc.	0.96%	2.43%	-2.57%	0.62%
Seeks long-term capital appreciation.	Third Avenue Real Estate Value Fund[26] (Institutional Class) Investment Adviser: Third Avenue Management LLC	1.15%	15.70%	10.18%	4.68%
Seeks high current income without undue risk to principal.	Victory Core Plus Intermediate Bond Fund (Class A) Investment Adviser: Victory Capital Management Inc.	0.92%	6.90%	2.52%	2.59%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[26]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital growth.	Victory Integrity Small-Cap Value Fund[28] (Class Y) Investment Adviser: Victory Capital Management Inc.	1.06%	17.65%	12.57%	7.50%
A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Core Precious Metals and Minerals Fund[27] (Class A)** Investment Adviser: Victory Capital Management Inc.	1.31%	6.53%	8.59%	3.62%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders® 100 Fund[28] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	19.37%	14.35%	10.58%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio[28] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	6.74%	8.17%	N/A
Seeks total return.	Voya Global Perspectives® Portfolio[29] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	10.50%	5.85%	4.31%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[27]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[28]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
[29]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund[30] (Class A) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	2.15%	-0.24%	0.92%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio[31] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.77%	1.68%	1.08%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	27.39%	16.20%	11.30%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%	12.28%	4.87%	4.13%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[30]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[31]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio[32] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.21%	13.92%	7.35%	5.72%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2030 Portfolio[32] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.23%	15.52%	8.33%	6.39%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio[32] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.22%	17.26%	9.08%	6.80%

*	Operating Expenses reflecting applicable wavier or expense limitations as reported in the Fund’s expenses.
[32]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2040 Portfolio[33] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.25%	18.87%	10.20%	7.37%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio[33] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	19.54%	10.53%	7.39%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio[33] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.23%	19.83%	10.81%	7.67%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[33]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio[34] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	20.33%	10.86%	7.71%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2060 Portfolio[34] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	20.37%	10.96%	N/A
Seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio[34] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.32%	20.41%	N/A	N/A

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[34]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio[35] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	11.04%	4.97%	4.11%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	7.28%	1.50%	2.34%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio[36] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	3.85%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	17.74%	7.88%	3.99%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[35]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[36]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	37.06%	14.06%	11.66%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	13.73%	13.20%	8.83%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	23.54%	13.62%	9.91%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund[37] (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	1.20%	14.34%	9.40%	4.35%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[37]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	29.41%	16.10%	12.31%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	16.83%	12.26%	9.01%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	16.68%	9.63%	6.89%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	16.68%	9.63%	6.89%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.00%	9.84%	7.02%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	20.93%	9.11%	6.25%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC.	0.72%	15.89%	8.27%	6.46%

*	Operating Expenses reflecting applicable waives or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation	Voya Solution 2040 Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC.	0.73%	19.58%	10.11%	7.42%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation	Voya Solution 2050 Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC.	0.76%	20.88%	10.66%	7.60%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation	Voya Solution 2060 Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC.	0.78%	20.98%	10.60%	N/A
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	5.03%	0.78%	1.49%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	25.93%	15.37%	11.73%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	9.09%	12.36%	8.99%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	14.80%	14.26%	9.84%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES38*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return including capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	1.00%	12.33%	5.90%	4.23%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%	9.97%	9.56%	6.77%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.86%	32.40%	11.63%	8.04%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	12.34%	11.85%	8.25%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%	6.55%	4.48%	3.58%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.13%	12.26%	0.03%	7.74%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio
***	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	18.60%	12.59%	10.31%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	9.33%	11.04%	7.77%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	20.96%	13.50%	10.80%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	21.74%	7.51%	7.20%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.14%	16.95%	6.45%	3.50%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

Prospectuses Available [Text Block]	The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA28672. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital appreciation.	AMG River Road Mid Cap Value Fund[11] (Class N) Investment Adviser: AMG Funds LLC Subadviser: River Road Asset Management, LLC	1.11%	22.64%	12.22%	7.03%
Seeks long-term capital appreciation.	Alger Responsible Investing Fund[11] (Class A) Investment Adviser: Fred Alger Management, LLC	1.09%	36.73%	16.34%	11.33%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund[11] (Investor Shares) Investment Adviser: Saturna Capital Corporation	0.91%	25.66%	18.68%	14.29%
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund[11] (Investor Shares) Investment Adviser: Saturna Capital Corporation	1.02%	13.55%	12.63%	9.25%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[11]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation and current income.	American Beacon Small Cap Value Fund[12] (Investor Class) Investment Adviser: American Beacon Advisors, Inc. Subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; Brandywine Global Investment Management, LLC; Newton Investment Management North America, LLC	1.12%	16.29%	11.75%	7.08%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund[12] (Investor Class) Investment Adviser: American Century Investment Management, Inc.	0.51%	3.16%	2.72%	1.92%
Seeks to strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.	American Funds® – American Mutual Fund®[12] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.62%	9.34%	10.69%	9.08%
Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.	American Funds® – Capital Income Builder®[12] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.62%	8.93%	7.10%	5.14%

*	Operational Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses .
[12]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund®[13] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.82%	15.65%	7.66%	4.53%
Seeks to achieve long-term growth of capital and income.	American Funds® – Fundamental Investors®[13] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.63%	25.82%	13.48%	10.51%
Seeks to provide long-term capital appreciation.	American Funds® – New World Fund®[13] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.92%	15.81%	8.54%	5.14%
Seeks to provide long-term growth of capital.	American Funds® – SMALLCAP World Fund®[13] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	1.01%	18.90%	10.58%	7.67%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America®[13] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.65%	37.17%	14.87%	11.81%
Seeks long-term capital appreciation.	Ariel Fund[13] (Investor Class) Investment Adviser: Ariel Investments, LLC	0.99%	7.31%	7.91%	4.59%
Seeks maximum long-term capital growth.	Artisan International Fund[13] (Investor Shares) Investment Adviser: Artisan Partners Limited Partnership	1.19%	14.26%	6.84%	3.41%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[13]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.	Ave Maria Rising Dividend Fund[14] Investment Adviser: Schwartz Investment Counsel, Inc.	0.91%	13.19%	12.79%	9.19%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio[14] (Institutional Shares) Investment Adviser: BlackRock Advisors, LLC	0.84%	3.84%	10.56%	11.73%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund[14] (Institutional Shares) Investment Adviser: BlackRock Advisors, LLC	0.75%	12.57%	13.64%	8.60%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	16.82%	10.27%	7.46%
Seeks capital appreciation.	ClearBridge Aggressive Growth Fund14,** (Class I) Investment Adviser: Cohen & Steers Capital Management, Inc.	0.83%	24.03%	8.40%	6.35%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Real Estate Securities Fund, Inc.[14] (Class A) Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10%	12.78%	8.59%	9.03%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	ClearBridge Aggressive Growth Fund will change their name to ClearBridge Growth Fund effective May 1, 2024.
[14]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund[15] (Class A) Investment Adviser: Columbia Management Investment Advisers, LLC	1.13%	10.49%	13.27%	8.41%
Seeks long-term capital growth.	DWS Small Cap Growth Fund[15] (Class S) Investment Adviser: DWS Investment Management Americas, Inc.	1.27%	7.66%	11.32%	8.06%
Seeks long-term growth of capital.	Davis Financial Fund[15] (Class Y) Investment Adviser: Davis Selected Advisers, L.P. Subadviser: Davis Selected Advisers-NY, Inc.	0.72%	10.04%	9.39%	8.10%
Seeks to provide growth of Capital.	Delaware Ivy Science and Technology Fund15,** (Class Y) Investment Adviser: Delaware Management Company	1.00%	41.00%	17.78%	11.51%
Seeks capital appreciation.	Delaware Small Cap Value Fund15,*** (Class A) Investment Adviser: Delaware Management Company	0.86%	9.23%	10.04%	6.74%
Seeks to provide long-term capital growth.	Federated Hermes International Leaders Fund[15] (Institutional Shares) Investment Adviser: Federated Global Investment Management Corp.	0.79%	17.35%	10.56%	4.40%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[15]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
**	Effective December 31, 2024, the Delaware Ivy Science and Technology Fund will merge into the Macquarie Science and Technology Fund.
***	Effective December 31, 2024, the Delaware Small Cap Value Fund merging into Macquarie Small Cap Value Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Fidelity Advisor® New Insights Fund[16] (Class I) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.45%	36.26%	14.65%	11.30%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	33.45%	16.65%	11.61%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[16]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Franklin Biotechnology Discovery Fund[17] (Advisor Class) Investment Adviser: Franklin Advisers, Inc.	0.82%	18.70%	8.59%	6.00%
Seeks high total return. Total return consists of both capital appreciation and current dividend and interest income.	Franklin Natural Resources Fund (Advisor Class) Investment Adviser: Franklin Advisers, Inc.	0.72%	3.03%	8.29%	4.89%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[17]	This Fund is only available to plans offering the Fund prior to July 8, 2014.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund[18] (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	12.75%	11.06%	7.04%
Seeks long-term growth of capital.	Goldman Sachs Mid-Cap Growth Fund[19] (Investor Shares) Investment Adviser: Goldman Sachs Asset Management, L.P.	0.91%	19.12%	13.73%	9.37%
Seeks capital appreciation.	Invesco Developing Markets Fund[19,20] (Class Y) Investment Adviser: Invesco Advisers, Inc.	1.01%	11.40%	2.52%	1.73%
Seeks long-term growth of capital.	Invesco Energy Fund[19] (Class R5) Investment Adviser: Invesco Advisers, Inc.	0.89%	0.63%	11.68%	-1.40%
Seeks total return, comprised of current income and capital appreciation.	Invesco Floating Rate ESG Fund[19] (Class R5) Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Senior Secured Management, Inc.	0.82%	11.97%	5.00%	3.85%
Seeks total return, through growth of capital and current income.	Invesco High Yield Fund[19] (Class R5) Investment Adviser: Invesco Advisers, Inc.	0.72%	9.92%	4.15%	3.36%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[18]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[19]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[20]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Invesco International Small-Mid Company Fund[21,22] (Class Y) Investment Adviser: Invesco Advisers, Inc.	1.11%	7.85%	8.13%	4.16%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund®[21] (Class A) Investment Adviser: Invesco Advisers, Inc.	1.06%	8.18%	10.45%	6.93%
Seeks total return through growth and capital and current income.	Invesco Value Opportunities Fund[21] (Class R5) Investment Adviser: Invesco Advisers, Inc.	0.79%	15.51%	17.18%	9.08%
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.88%	18.13%	13.07%	8.93%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund21, (Class I) Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%	5.04%	11.25%	9.49%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio[21] (Open Shares) Investment Adviser: Lazard Asset Management LLC	1.10%	16.11%	6.46%	2.92%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[21]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[22]	This Fund is only available to plans who have selected the Fund as an investment option prior to April 1, 2016.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.	Lord Abbett Short Duration Income Fund[23] (Class R4) Investment Adviser: Lord, Abbett & Co. LLC	0.58%	5.17%	1.91%	1.92%
Seeks capital appreciation.	MFS® International Intrinsic Value Fund[24] (Class R6) Investment Adviser: Massachusetts Financial Services Company	0.67%	18.05%	8.86%	7.22%
Seeks capital appreciation.	MFS® New Discovery Fund[24] (Class R6) Investment Adviser: Massachusetts Financial Services Company	0.90%	14.44%	10.93%	7.62%
Seeks to maximize long-term total return.	Metropolitan West Total Return Bond Fund[24] (Class M) Investment Adviser: Metropolitan West Asset Management, LLC	0.67%	5.76%	8.94%	5.82%
Seeks total return through a combination of capital appreciation and current income.	PGIM Jennison Utility Fund[24,25] (Class Z) Investment Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	0.55%	-3.62%	8.24%	7.79%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[23]	This Fund is available to the general public in addition to being available through variable annuity – contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[24]	This Fund is only available to plans offering the Fund on or before October 16, 2017.
[25]	Effective on or about June 1, 2018, Class Z shares of the PGIM Jennison Utility Fund were closed to investments by new group retirement plans. Existing plans may keep their investment in Class Z and may continue to make additional purchases or exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund®[26] (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	1.48%	-7.85%	8.55%	-0.80%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.84%	3.67%	3.16%	2.25%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM[26] (Investor Shares) Investment Adviser: Parnassus Investments	0.82%	24.93%	15.48%	11.63%
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Total Return Bond Fund[26] (Class N) Investment Adviser: TCW Investment Management Company	0.70%	4.85%	-0.06%	1.05%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund[26] (Class A) Investment Adviser: Franklin Advisers, Inc.	0.96%	2.43%	-2.57%	0.62%
Seeks long-term capital appreciation.	Third Avenue Real Estate Value Fund[26] (Institutional Class) Investment Adviser: Third Avenue Management LLC	1.15%	15.70%	10.18%	4.68%
Seeks high current income without undue risk to principal.	Victory Core Plus Intermediate Bond Fund (Class A) Investment Adviser: Victory Capital Management Inc.	0.92%	6.90%	2.52%	2.59%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[26]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital growth.	Victory Integrity Small-Cap Value Fund[28] (Class Y) Investment Adviser: Victory Capital Management Inc.	1.06%	17.65%	12.57%	7.50%
A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Core Precious Metals and Minerals Fund[27] (Class A)** Investment Adviser: Victory Capital Management Inc.	1.31%	6.53%	8.59%	3.62%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders® 100 Fund[28] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	19.37%	14.35%	10.58%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio[28] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	6.74%	8.17%	N/A
Seeks total return.	Voya Global Perspectives® Portfolio[29] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	10.50%	5.85%	4.31%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[27]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[28]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
[29]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund[30] (Class A) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	2.15%	-0.24%	0.92%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio[31] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.77%	1.68%	1.08%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	27.39%	16.20%	11.30%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%	12.28%	4.87%	4.13%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[30]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[31]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio[32] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.21%	13.92%	7.35%	5.72%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2030 Portfolio[32] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.23%	15.52%	8.33%	6.39%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio[32] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.22%	17.26%	9.08%	6.80%

*	Operating Expenses reflecting applicable wavier or expense limitations as reported in the Fund’s expenses.
[32]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2040 Portfolio[33] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.25%	18.87%	10.20%	7.37%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio[33] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	19.54%	10.53%	7.39%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio[33] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.23%	19.83%	10.81%	7.67%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[33]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio[34] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	20.33%	10.86%	7.71%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2060 Portfolio[34] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	20.37%	10.96%	N/A
Seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio[34] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.32%	20.41%	N/A	N/A

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[34]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio[35] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	11.04%	4.97%	4.11%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	7.28%	1.50%	2.34%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio[36] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	3.85%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	17.74%	7.88%	3.99%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[35]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[36]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	37.06%	14.06%	11.66%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	13.73%	13.20%	8.83%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	23.54%	13.62%	9.91%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund[37] (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	1.20%	14.34%	9.40%	4.35%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[37]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	29.41%	16.10%	12.31%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	16.83%	12.26%	9.01%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	16.68%	9.63%	6.89%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	16.68%	9.63%	6.89%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.00%	9.84%	7.02%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	20.93%	9.11%	6.25%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC.	0.72%	15.89%	8.27%	6.46%

*	Operating Expenses reflecting applicable waives or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation	Voya Solution 2040 Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC.	0.73%	19.58%	10.11%	7.42%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation	Voya Solution 2050 Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC.	0.76%	20.88%	10.66%	7.60%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation	Voya Solution 2060 Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC.	0.78%	20.98%	10.60%	N/A
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	5.03%	0.78%	1.49%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	25.93%	15.37%	11.73%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	9.09%	12.36%	8.99%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	14.80%	14.26%	9.84%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES38*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return including capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	1.00%	12.33%	5.90%	4.23%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%	9.97%	9.56%	6.77%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.86%	32.40%	11.63%	8.04%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	12.34%	11.85%	8.25%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%	6.55%	4.48%	3.58%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.13%	12.26%	0.03%	7.74%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio
***	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	18.60%	12.59%	10.31%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	9.33%	11.04%	7.77%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	20.96%	13.50%	10.80%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	21.74%	7.51%	7.20%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.14%	16.95%	6.45%	3.50%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in Appendix B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;
Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Short Term Investment [Member]
Prospectus:
Principal Risk [Text Block]	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
Cyber Security And Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A, APPENDIX B, APPENDIX C and APPENDIX D.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

A M G River Road Mid Cap Value Fund Class N [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	AMG River Road Mid Cap Value Fund[11] (Class N)
Portfolio Company Adviser [Text Block]	AMG Funds LLC
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	22.64%
Average Annual Total Returns, 5 Years [Percent]	12.22%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Alger Responsible Investing Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Alger Responsible Investing Fund[11] (Class A)
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	36.73%
Average Annual Total Returns, 5 Years [Percent]	16.34%
Average Annual Total Returns, 10 Years [Percent]	11.33%
Amana Growth Fund Investor Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with Islamic principles.
Portfolio Company Name [Text Block]	Amana Growth Fund[11] (Investor Shares)
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	25.66%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.29%
Amana Income Fund Investor Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.
Portfolio Company Name [Text Block]	Amana Income Fund[11] (Investor Shares)
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.55%
Average Annual Total Returns, 5 Years [Percent]	12.63%
Average Annual Total Returns, 10 Years [Percent]	9.25%
American Beacon Small Cap Value Fund Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	American Beacon Small Cap Value Fund[12] (Investor Class)
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; Brandywine Global Investment Management, LLC; Newton Investment Management North America, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	11.75%
Average Annual Total Returns, 10 Years [Percent]	7.08%
American Century Investments Inflation Adjusted Bond Fund Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
Portfolio Company Name [Text Block]	American Century Investments® Inflation-Adjusted Bond Fund[12] (Investor Class)
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	1.92%
American Funds American Mutual Fund Class R 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.
Portfolio Company Name [Text Block]	American Funds® – American Mutual Fund®[12] (Class R-4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	9.34%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	9.08%
American Funds Capital Income Builder Class R 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds® – Capital Income Builder®[12] (Class R-4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	5.14%
American Funds Euro Pacific Growth Fund Class R 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® – EuroPacific Growth Fund®[13] (Class R-4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.65%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	4.53%
American Funds Fundamental Investors Class R 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds® – Fundamental Investors®[13] (Class R-4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	10.51%
American Funds New World Fund Class R 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds® – New World Fund®[13] (Class R-4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	5.14%
American Funds S M A L L C A P World Fund Class R 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® – SMALLCAP World Fund®[13] (Class R-4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	18.90%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	7.67%
American Funds The Growth Fund Of America Class R 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds® – The Growth Fund of America®[13] (Class R-4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	37.17%
Average Annual Total Returns, 5 Years [Percent]	14.87%
Average Annual Total Returns, 10 Years [Percent]	11.81%
Ariel Fund Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Ariel Fund[13] (Investor Class)
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	4.59%
Artisan International Fund Investor Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum long-term capital growth.
Portfolio Company Name [Text Block]	Artisan International Fund[13] (Investor Shares)
Portfolio Company Adviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	14.26%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Ave Maria Rising Dividend Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund[14]
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.19%
Black Rock Health Sciences Opportunities Portfolio Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opportunities Portfolio[14] (Institutional Shares)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	3.84%
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	11.73%
Black Rock Mid Cap Value Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund[14] (Institutional Shares)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	13.64%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Calvert V P S R I Balanced Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	7.46%
Clear Bridge Aggressive Growth Fund Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Aggressive Growth Fund14,** (Class I)
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	24.03%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	6.35%
Cohen And Steers Real Estate Securities Fund Inc Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The investment objective of the Fund is total return through investment in real estate securities.
Portfolio Company Name [Text Block]	Cohen & Steers Real Estate Securities Fund, Inc.[14] (Class A)
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Columbia Select Mid Cap Value Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund[15] (Class A)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.49%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	8.41%
D W S Small Cap Growth Fund Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	DWS Small Cap Growth Fund[15] (Class S)
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Davis Financial Fund Class Y [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Davis Financial Fund[15] (Class Y)
Portfolio Company Adviser [Text Block]	Davis Selected Advisers, L.P.
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers-NY, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.04%
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Delaware Ivy Science And Technology Fund Class Y [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of Capital.
Portfolio Company Name [Text Block]	Delaware Ivy Science and Technology Fund15,** (Class Y)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	41.00%
Average Annual Total Returns, 5 Years [Percent]	17.78%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Delaware Small Cap Value Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Delaware Small Cap Value Fund15,*** (Class A)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Federated Hermes International Leaders Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth.
Portfolio Company Name [Text Block]	Federated Hermes International Leaders Fund[15] (Institutional Shares)
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.35%
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Fidelity Advisor New Insights Fund Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity Advisor® New Insights Fund[16] (Class I)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	36.26%
Average Annual Total Returns, 5 Years [Percent]	14.65%
Average Annual Total Returns, 10 Years [Percent]	11.30%
Fidelity V I P Contrafund S M Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.65%
Average Annual Total Returns, 10 Years [Percent]	11.61%
Franklin Biotechnology Discovery Fund Advisor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Franklin Biotechnology Discovery Fund[17] (Advisor Class)
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Franklin Natural Resources Fund Advisor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return. Total return consists of both capital appreciation and current dividend and interest income.
Portfolio Company Name [Text Block]	Franklin Natural Resources Fund (Advisor Class)
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	3.03%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	4.89%
Franklin Small Cap Value V I P Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund[18] (Class 2)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Goldman Sachs Mid-Cap Growth Fund Investor Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Goldman Sachs Mid-Cap Growth Fund[19] (Investor Shares)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	19.12%
Average Annual Total Returns, 5 Years [Percent]	13.73%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Invesco Developing Markets Fund Class Y [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund[19,20] (Class Y)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.40%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	1.73%
Invesco Energy Fund Class R 5 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco Energy Fund[19] (Class R5)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	(1.40%)
Invesco Floating Rate E S G Fund Class R 5 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, comprised of current income and capital appreciation.
Portfolio Company Name [Text Block]	Invesco Floating Rate ESG Fund[19] (Class R5)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	11.97%
Average Annual Total Returns, 5 Years [Percent]	5.00%
Average Annual Total Returns, 10 Years [Percent]	3.85%
Invesco High Yield Fund Class R 5 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, through growth of capital and current income.
Portfolio Company Name [Text Block]	Invesco High Yield Fund[19] (Class R5)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	4.15%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Invesco International Small Mid Company Fund Class Y [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco International Small-Mid Company Fund[21,22] (Class Y)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	8.13%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Invesco Main Street Mid Cap Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund®[21] (Class A)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	6.93%
Invesco Value Opportunities Fund Class R 5 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return through growth and capital and current income.
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund[21] (Class R5)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Invesco V I Main Street Small Cap Fund Series I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	13.07%
Average Annual Total Returns, 10 Years [Percent]	8.93%
J P Morgan Equity Income Fund Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	JPMorgan Equity Income Fund21, (Class I)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	5.04%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Lazard International Equity Portfolio Open Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Lazard International Equity Portfolio[21] (Open Shares)
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	2.92%
Lord Abbett Short Duration Income Fund Class R 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.
Portfolio Company Name [Text Block]	Lord Abbett Short Duration Income Fund[23] (Class R4)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	5.17%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	1.92%
MFS International Intrinsic Value Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund[24] (Class R6)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.05%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	7.22%
MFS New Discovery Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® New Discovery Fund[24] (Class R6)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.44%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Metropolitan West Total Return Bond Fund Class M [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize long-term total return.
Portfolio Company Name [Text Block]	Metropolitan West Total Return Bond Fund[24] (Class M)
Portfolio Company Adviser [Text Block]	Metropolitan West Asset Management, LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	5.76%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	5.82%
P G I M Jennison Utility Fund Class Z [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	PGIM Jennison Utility Fund[24,25] (Class Z)
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(3.62%)
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	7.79%
P I M C O Commodity Real Return Strategy Fund Administrative Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn Strategy Fund®[26] (Administrative Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(7.85%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	(0.80%)
P I M C O Real Return Portfolio Administrative Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio (Administrative Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	3.67%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Parnassus Core Equity Fund S M Investor Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve both capital appreciation and current income.
Portfolio Company Name [Text Block]	Parnassus Core Equity FundSM[26] (Investor Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investments
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	24.93%
Average Annual Total Returns, 5 Years [Percent]	15.48%
Average Annual Total Returns, 10 Years [Percent]	11.63%
T C W Total Return Bond Fund Class N [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.
Portfolio Company Name [Text Block]	TCW Total Return Bond Fund[26] (Class N)
Portfolio Company Adviser [Text Block]	TCW Investment Management Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	4.85%
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	1.05%
Templeton Global Bond Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income with capital appreciation and growth of income.
Portfolio Company Name [Text Block]	Templeton Global Bond Fund[26] (Class A)
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	2.43%
Average Annual Total Returns, 5 Years [Percent]	(2.57%)
Average Annual Total Returns, 10 Years [Percent]	0.62%
Third Avenue Real Estate Value Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Third Avenue Real Estate Value Fund[26] (Institutional Class)
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Victory Core Plus Intermediate Bond Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income without undue risk to principal.
Portfolio Company Name [Text Block]	Victory Core Plus Intermediate Bond Fund (Class A)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	2.59%
Victory Integrity Small Cap Value Fund Class Y [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth.
Portfolio Company Name [Text Block]	Victory Integrity Small-Cap Value Fund[28] (Class Y)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	17.65%
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	7.50%
Victory Core Precious Metals And Minerals Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.
Portfolio Company Name [Text Block]	Victory Core Precious Metals and Minerals Fund[27] (Class A)**
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	6.53%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Voya Corporate Leaders 100 Fund Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the S&P 500® Index.
Portfolio Company Name [Text Block]	Voya Corporate Leaders® 100 Fund[28] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	19.37%
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Voya Global High Dividend Low Volatility Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth and current income.
Portfolio Company Name [Text Block]	Voya Global High Dividend Low Volatility Portfolio[28] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.74%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]
Voya Global Perspectives Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Voya Global Perspectives® Portfolio[29] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	4.31%
Voya G N M A Income Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.
Portfolio Company Name [Text Block]	Voya GNMA Income Fund[30] (Class A)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	2.15%
Average Annual Total Returns, 5 Years [Percent]	(0.24%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Voya Government Money Market Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Portfolio Company Name [Text Block]	Voya Government Money Market Portfolio[31] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	4.77%
Average Annual Total Returns, 5 Years [Percent]	1.68%
Average Annual Total Returns, 10 Years [Percent]	1.08%
Voya Growth And Income Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	27.39%
Average Annual Total Returns, 5 Years [Percent]	16.20%
Average Annual Total Returns, 10 Years [Percent]	11.30%
Voya High Yield Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide Investors with a high level of current income and total return.
Portfolio Company Name [Text Block]	Voya High Yield Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	12.28%
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Voya Index Solution 2025 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2025 Portfolio[32] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	13.92%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	5.72%
Voya Index Solution 2030 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2030 Portfolio[32] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Voya Index Solution 2035 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2035 Portfolio[32] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	17.26%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Voya Index Solution 2040 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2040 Portfolio[33] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	18.87%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Voya Index Solution 2045 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2045 Portfolio[33] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	19.54%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Voya Index Solution 2050 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2050 Portfolio[33] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Voya Index Solution 2055 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2055 Portfolio[34] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Investment Management Co. LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	20.33%
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Voya Index Solution 2060 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2060 Portfolio[34] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	20.37%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]
Voya Index Solution 2065 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2065 Portfolio[34] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	20.41%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Voya Index Solution Income Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution Income Portfolio[35] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.04%
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Voya Intermediate Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	2.34%
Voya International High Dividend Low Volatility Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio[36] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co., LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	3.85%
Voya International Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Portfolio Company Name [Text Block]	Voya International Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	3.99%
Voya Large Cap Growth Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	37.06%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	11.66%
Voya Large Cap Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Voya Mid Cap Opportunities Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	23.54%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Voya Multi Manager International Small Cap Fund Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya Multi-Manager International Small Cap Fund[37] (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Acadian Asset Management LLC and Victory Capital Management Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	14.34%
Average Annual Total Returns, 5 Years [Percent]	9.40%
Average Annual Total Returns, 10 Years [Percent]	4.35%
Voya Russell T M Large Cap Growth Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Growth Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	29.41%
Average Annual Total Returns, 5 Years [Percent]	16.10%
Average Annual Total Returns, 10 Years [Percent]	12.31%
Voya Russell T M Large Cap Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	12.26%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Voya Russell T M Mid Cap Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Mid Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	16.68%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Voya Russell T M Small Cap Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Small Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	16.68%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Voya Small Company Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Portfolio Company Name [Text Block]	Voya Small Company Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]	7.02%
Voya Small Cap Opportunities Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	20.93%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	6.25%
Voya Solution 2030 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2030 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Voya Solution 2040 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation
Portfolio Company Name [Text Block]	Voya Solution 2040 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	19.58%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Voya Solution 2050 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation
Portfolio Company Name [Text Block]	Voya Solution 2050 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	20.88%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Voya Solution 2060 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation
Portfolio Company Name [Text Block]	Voya Solution 2060 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.98%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]
Voya U S Bond Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	Voya U.S. Bond Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	1.49%
Voya U S Stock Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Voya U.S. Stock Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	11.73%
V Y American Century Small Mid Cap Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.09%
Average Annual Total Returns, 5 Years [Percent]	12.36%
Average Annual Total Returns, 10 Years [Percent]	8.99%
V Y Baron Growth Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	9.84%
V Y C B R E Global Real Estate Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return including capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.33%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	4.23%
V Y Invesco Equity And Income Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	9.97%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	6.77%
Voya Global Insights Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC***
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	32.40%
Average Annual Total Returns, 5 Years [Percent]	11.63%
Average Annual Total Returns, 10 Years [Percent]	8.04%
V Y Invesco Growth And Income Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	VY® Invesco Growth and Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	11.85%
Average Annual Total Returns, 10 Years [Percent]	8.25%
V Y J P Morgan Emerging Markets Equity Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Emerging Markets Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	3.58%
V Y J P Morgan Small Cap Core Equity Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth over the long term.
Portfolio Company Name [Text Block]	VY® JPMorgan Small Cap Core Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	12.26%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	7.74%
V Y T Rowe Price Capital Appreciation Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.60%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	10.31%
V Y T Rowe Price Equity Income Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Equity Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	9.33%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	7.77%
V Y T Rowe Price Growth Equity Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	20.96%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	10.80%
Wanger Acorn [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger Acorn
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	21.74%
Average Annual Total Returns, 5 Years [Percent]	7.51%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Wanger International [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger International
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	16.95%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Account Value Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the Account Value.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit

Name of Benefit [Text Block]	Account Value Death Benefit
Return Of Purchase Payment Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit
Purpose of Benefit [Text Block]

Death benefit is the greater of:

•   Your Account Value plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•   The sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

If Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. (See “Account Value Death Benefit”).

Any advisory fees deducted reduce the amount of this death benefit.

Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit
Adjusted Purchase Payment Guaranteed Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Adjusted Purchase Payment Guaranteed Death Benefit
Purpose of Benefit [Text Block]

The death benefit is the greater of (a) or (b), where:

(a)  Is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b)  Is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]

If the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment.

This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total.

Name of Benefit [Text Block]	Adjusted Purchase Payment Guaranteed Death Benefit
Asset Rebalancing Program [Member]
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to reallocate your Account Value in the investments and percentages you identify.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Asset Rebalancing Program
Systematic Distribution Options [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Distribution Options
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your account without moving into the Income Phase.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Systematic Distribution Options
Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows you to borrow against your Account Value.
Standard Benefit Expense (of Other Amount), Current [Percent]	3.00%
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Loans
Deduction Of Advisory Fees From Participant Account [Member]
Prospectus:
Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Purpose of Benefit [Text Block]	Contract permits adviser retained by participant to have its fees deducted from participant account.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.
Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
K 12 Contracts [Member]
Prospectus:
Lowest Annual Cost [Dollars]	$ 259
Highest Annual Cost [Dollars]	$ 2,713
Sales Load (of Purchase Payments), Current [Percent]	7.00%
Administrative Expense, Current [Dollars]	$ 0.00
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	3.00%
Other Annual Expense, Current [Dollars]	$ 50.00
Portfolio Company Expenses Minimum [Percent]	0.17%
Portfolio Company Expenses Maximum [Percent]	1.64%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$8,591	$15,936	$22,426	$37,640

Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,591
Surrender Expense, 3 Years, Maximum [Dollars]	15,936
Surrender Expense, 5 Years, Maximum [Dollars]	22,426
Surrender Expense, 10 Years, Maximum [Dollars]	$ 37,640
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$3,515	$10,705	$18,115	$37,640

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,515
No Surrender Expense, 3 Years, Maximum [Dollars]	10,705
No Surrender Expense, 5 Years, Maximum [Dollars]	18,115
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 37,640
Optional Benefit Expense (of Other Amount), Current [Percent]	3.00%
All Other Contracts [Member]
Prospectus:
Lowest Annual Cost [Dollars]	$ 259
Highest Annual Cost [Dollars]	$ 2,889
Sales Load (of Purchase Payments), Current [Percent]	5.00%
Administrative Expense, Current [Dollars]	$ 50.00
Base Contract Expense (of Average Account Value), Current [Percent]	1.75%
Portfolio Company Expenses Minimum [Percent]	0.17%
Portfolio Company Expenses Maximum [Percent]	1.64%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,882	$15,771	$21,832	$35,387

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,882
Surrender Expense, 3 Years, Maximum [Dollars]	15,771
Surrender Expense, 5 Years, Maximum [Dollars]	21,832
Surrender Expense, 10 Years, Maximum [Dollars]	$ 35,387
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$3,267	$9,975	$16,922	$35,387

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,267
No Surrender Expense, 3 Years, Maximum [Dollars]	9,975
No Surrender Expense, 5 Years, Maximum [Dollars]	16,922
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 35,387